Pillsbury Winthrop Shaw Pittman LLP

2475 Hanover Street | Palo Alto, CA 94304-1114 | tel 650.233.4500 | fax 650.233.4545

James J. Masetti

tel 650.233.4754

jim.masetti@pillsburylaw.com

March 15, 2012

United States Securities and Exchange Commission

100 F Street, N.E., Mail Stop 3720

Washington, D.C. 20549

Attention:	Larry Spirgel
Assistant Director

Re:	Envivio, Inc.
Registration Statement on Form S-1 – Amendment No. 3
File No. 333-173529

Dear Mr. Spirgel:

On behalf of Envivio, Inc. (the “Registrant”) transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is Amendment No. 5 (“Amendment No. 5”) to the Registrant’s Registration Statement on Form S-1 (the “Registration Statement”). In addition, we are concurrently sending to the Staff three copies of Amendment No. 5 marked against Amendment No. 4 (“Amendment No. 4”) to the Registration Statement as filed with the Commission on June 22, 2011. The Registrant respectfully notes that it was not aware of any open comments from the staff of the Commission (the “Staff”) following the filing of Amendment No. 4; and accordingly, has not included any responses to Staff comments below.

The Registrant respectfully notes that Amendment No. 5 is being filed without specifically identifying the managing underwriters (the “Underwriters”) of the Offering. The Registrant confirms to the Staff that it has retained Underwriters for the Offering, but is not in a position to publicly disclose the identity of the Underwriters at the time of the filing of Amendment No. 5. The Underwriters include two investment banks previously identified in Amendment No. 4 and two additional new investment banks.

The Registrant advises the Staff that it intends to consummate the Offering as soon as possible, subject to addressing any further Staff comments or completing additional required disclosures in the Registration Statement. At this time, the Registrant is targeting late April 2012, or as soon as possible thereafter, to re-commence making offers of its securities in the Offering, subject again to compliance with any Staff comments and completing additional required disclosures. The Registrant notes that it intends to disclose the name of the Underwriters in its next filing with the Commission.

We would be pleased to answer your questions or provide you with any additional information. Please contact the undersigned at (650) 233-4754. You may also direct any further comments via email to jim.masetti@pillsburylaw.com or facsimile at (650) 233-4545.

Very truly yours,

/s/ James J. Masetti

cc:	Envivio, Inc.
Julien Signes

Paul, Hastings, Janofsky & Walker LLP
Jeffrey T. Hartlin, Esq.

Pillsbury Winthrop Shaw Pittman, LLP
Jorge del Calvo, Esq.
Greg Pickrell, Esq.